Performance Management	Nov. 01, 2026
Quantified Managed Income Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Managed Income Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	4.74%	March 31, 2019
Worst Quarter	(9.29)%	March 31, 2020
The Fund’s Investor Class year-to-date return as of September 30, 2026 was (2.14)%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	(2.14%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.74%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Managed Income Fund	One Year	Five Years	Ten Years or Since Inception(1)
Investor Class Shares Return before taxes	5.11%	0.68%	1.13%
Investor Class Shares Return after taxes on distributions(2)(4)	3.37%	(0.35)%	0.30%
Investor Class Shares Return after taxes on distributions and sale of Fund Shares(2)(4)	3.12%	0.13%	0.57%
Bloomberg US Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%(5)
Advisor Class Shares Return before taxes	4.55%	0.06%	0.32%
Bloomberg US Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.80%(5)

(1)	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Fund’s Advisor Class Shares commenced operations on March 18, 2016.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly.
(4)	After tax returns are only shown for Investor Class Shares, after Tax Return for Advisor Class Shares will vary.
(5)	The Bloomberg US Aggregate Bond Index has been shown for ten years for Investor Class Shares and since inception on March 18, 2016 for Advisor Class Shares.

Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Investor Class Shares, after Tax Return for Advisor Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Market Leaders Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index and a supplemental index.
Bar Chart [Heading]	Quantified Market Leaders Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	22.58%	December 31, 2020
Worst Quarter	(21.47)%	December 31, 2018
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 15.02%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	15.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.47%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Market Leaders Fund	One Year	Five Years	Ten Years or Since Inception(1)
Investor Class Shares Return before taxes	0.98%	2.23%	8.76%
Investor Class Shares Return after taxes on distributions(2)(3)	0.57%	0.19%	6.11%
Investor Class Shares Return after taxes on distributions and sale of Fund Shares(2)(3)	0.73%	0.91%	5.79%
MSCI ACWI Net (USD)(4) (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Morningstar Aggressive Target Risk Index(5)	20.43%	9.59%	10.89%(6)
Advisor Class Shares Return before taxes	0.36%	1.62%	8.31%(3)
MSCI ACWI Net (USD)(4) (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	12.01%
Morningstar Aggressive Target Risk Index(5)	20.43%	9.59%	11.04%(6)

(1)	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. Inception date for the Fund’s Advisor Class Shares is March 18, 2016.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	After tax returns are only shown for Investor Class Shares. The returns for Advisor Class are shown since inception on March 18, 2016. After Tax Return for Advisor Class Shares will vary.
(4)	The MSCI ACWI Net (USD). This index is widely used by professional investors as a performance benchmark for U.S. stocks. Investors cannot invest directly in an index; and unlike the Fund’s returns. Fund Management has selected this index as the new primary index to conform to recent regulatory requirements.
(5)	The Morningstar Aggressive Target Risk Index is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.
(6)	The Morningstar Aggressive Target Risk Index is shown for ten years for Investor Class Shares, and since inception of March 18, 2016 for Advisor Class Shares. The Morningstar entities do not guarantee the accuracy and/or the completeness of the Fund or any data included therein and Morningstar entities shall have no liability for any errors, omissions, or interruptions therein.

Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Investor Class Shares. The returns for Advisor Class are shown since inception on March 18, 2016. After Tax Return for Advisor Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Alternative Investment Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Alternative Investment Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	10.73%	December 31, 2020
Worst Quarter	(16.15)%	March 31, 2020
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 5.51%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	5.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Alternative Investment Fund	One Year	Five Years	Ten Years or Since Inception(1)
Investor Class shares Return before taxes	14.30%	4.65%	3.84%
Investor Class shares Return after taxes on distributions(2)(4)	13.35%	3.01%	2.85%
Investor Class shares Return after taxes on distributions and sale of Fund shares(2)(4)	8.61%	2.92%	2.60%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%(5)
Advisor Class Shares Return before taxes(2)	13.56%	4.05%	3.46%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.07%(5)

(1)	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Fund’s Advisor Class Shares commenced operations on March 18, 2016.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax Return for Advisor Class Shares will vary.
(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns.
(4)	After tax returns are only shown for Investor Class Shares, including the ten years. After tax returns for Advisor Class Shares will vary.
(5)	The S&P 500 Total Return Index Return shown is for 10 year period for the Investor Class Shares and from March 18, 2016 for the Advisor Class Shares.

Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Investor Class Shares, including the ten years. After tax returns for Advisor Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified STF Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each of the last 10 full calendar years. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index and a supplemental index.
Bar Chart [Heading]	Quantified STF Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	29.45%	June 30, 2023
Worst Quarter	(25.60)%	March 31, 2025
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 17.32%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	17.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.45%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.60%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified STF Fund	One Year	Five Years	Ten Years(1)
Investor Class Shares Return before taxes	(2.47)%	7.34%	14.73%
Investor Class Shares Return after taxes on distributions(2)(5)	(5.44)%	4.92%	11.65%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)(5)	(0.63)%	4.99%	10.98%
S&P 500 Index Total Return Index(3)	17.88%	14.42%	14.82%
NASDAQ 100 Total Return Index(4) (reflects no deduction for fees, expenses or taxes)	21.02%	15.30%	19.70%
Advisor Class Shares Return before taxes	(3.03)%	6.69%	14.07%

(1)	The inception date of the Fund’s Investor Class Shares and Advisor Class Shares is November 13, 2015.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax Return for Advisor Class Shares will vary.
(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns. The Fund adopted this index as its broad-based market index to conform to regulatory requirements.
(4)	The NASDAQ 100 Total Return Index is the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
(5)	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.

Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Pattern Recognition Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would be lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index and a supplemental index.
Bar Chart [Heading]	Quantified Pattern Recognition Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	16.20%	March 31, 2024
Worst Quarter	(15.53)%	June 30, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 0.62%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	0.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.20%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Pattern Recognition Fund	One Year	Five Years	Since Inception(1)
Investor Class Shares Return before taxes	27.23%	13.42%	12.30%
Investor Class Shares Return after taxes on distributions(2)	26.48%	10.93%	10.14%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	16.12%	9.52%	8.87%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	16.14%
50/50 S&P 500/Bloomberg Aggregate Bond Index(4) (reflects no deduction for fees, expenses or taxes)	12.64%	6.99%	8.50%

(1)	The Fund’s Investor Class Shares commenced operations on August 30, 2019. The Fund’s Advisor Class Shares have not commenced operations.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns.
(4)	The 50/50 S&P 500/Bloomberg Aggregate Index is an unmanaged index is a type of balanced fund which allocates approximately half of its assets to U.S. Equities (via the S&P 500 Index) and the other half to U.S. investment grade bonds (via the Bloomberg U.S. Aggregate Bond Index) The Bloomberg U.S. Aggregate Bond Index is comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Evolution Plus Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund commenced operations on May 18, 2026. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund commenced operations on May 18, 2026. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Evolution Plus Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	15.13%	March 31, 2025
Worst Quarter	(17.14)%	June 30, 2025
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 47.51%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	47.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.13%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.14%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Evolution Plus Fund	One Year	Five Years	Since Inception(1)
Investor Class Shares Return before taxes	7.61%	1.64%	0.69%
Investor Class Shares Return after taxes on distributions(2)	(9.32)%	(4.83)%	(4.62)%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	5.08%	(1.09)%	(1.38)%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	16.03%

(1)	The Fund’s Investor Class Shares commenced operations on September 30, 2019. The Fund’s Advisor Class Shares commenced operations on May 18, 2026.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Common Ground Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund commenced operations on January 31, 2025. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund commenced operations on January 31, 2025. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Common Ground Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	17.03%	December 31, 2021
Worst Quarter	(10.59)%	March 31, 2020
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 4.79%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	4.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.03%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Common Ground Fund	One Year	Five Years	Since Inception(1)
Investor Class Shares Return before taxes	1.02%	8.12%	9.18%
Investor Class Shares Return after taxes on distributions(2)	0.86%	7.27%	8.35%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	0.72%	6.05%	6.96%
S&P Composite 1500® Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.02%	13.96%	14.54%(4)

1.	The Fund’s Investor Class Shares commenced operations on December 27, 2019. The Fund’s Advisor Class Shares commenced operations on January 31, 2025.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
3.	The S&P Composite 1500® Total Return Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Tactical Sectors Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would bear lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Tactical Sectors Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	15.94%	June 30, 2023
Worst Quarter	(17.68)%	March 31, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 18.00%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	18.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.94%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.68%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Tactical Sectors Fund	One Year	Since Inception(1)
Investor Class Shares Return before taxes	3.96%	(4.15)%
Investor Class Shares Return after taxes on distributions	3.84%	(4.89)%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	2.41%	(3.39)%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)(3)	17.88%	14.83%

(1)	The Fund’s Investor Class Shares commenced operations on March 4, 2021. The Fund’s Advisor Class Shares have not commenced operations.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Rising Dividend Tactical Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would bear lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception.
Performance One Year or Less [Text]	The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Rising Dividend Tactical Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	14.52%	December 31, 2023
Worst Quarter	(17.89)%	June 30, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 9.74%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	9.74%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.52%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Rising Dividend Tactical Fund	One Year	Since Inception(1)
Investor Class Shares Return before taxes	3.93%	0.57%
Investor Class Shares Return after taxes on distributions(2)	3.85%	0.29%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	2.39%	0.33%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	12.99%

(1)	The Fund’s Investor Class Shares commenced operations on April 14, 2021. The Fund’s Advisor Class Shares has not commenced operations.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Government Income Tactical Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would be lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception.
Performance One Year or Less [Text]	The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Government Income Tactical Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	2.87%	September 30, 2025
Worst Quarter	(6.80)%	June 30, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2026 was (9.31)%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	(9.31%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.87%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Government Income Tactical Fund	One Year	Since Inception(1)
Investor Class Shares Return before taxes	5.52%	(4.73)%
Investor Class Shares Return after taxes on distributions(2)	4.53%	(5.76)%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	3.27%	(3.91)%
Bloomberg U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	7.30%	0.12%

(1)	The Fund’s Investor Class Shares commenced operations on April 15, 2021. The Fund’s Advisor Class Shares have not commenced operations.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The Bloomberg U.S. Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)
Quantified Global Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares would bear lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information will be mailed or made available to shareholders semi-annually. Updated performance information and daily net asset value per share (NAV) is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception.
Performance One Year or Less [Text]	The Advisor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Global Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	8.63%	June 30, 2025
Worst Quarter	(2.00)%	December 31, 2024
The Fund’s Investor Class year-to-date return as of September 30, 2026 was 5.00%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	5.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.63%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.00%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Global Fund	One Year	Since Inception(1)
Investor Class Shares Return before taxes	18.67%	14.03%
Investor Class Shares Return after taxes on distributions(2)	4.60%	3.81%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	11.59%	6.68%
MSCI ACWI Net (USD)(3) (reflects no deduction for fees, expenses or taxes)	22.34%	21.88%

(1)	The Fund’s Investor Class Shares commenced operations on November 29, 2023. The Fund’s Advisor Class Shares has not commenced operations.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The MSCI ACWI Net (USD). This index is widely used by professional investors as a performance benchmark for U.S. and foreign stocks. Investors cannot invest directly in an index. Unlike the Fund’s returns. Fund Management has selected this index as the new primary index to conform to recent regulatory requirements.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268).
Quantified Eckhardt Managed Futures Strategy Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception on October 16, 2024. The Advisor Class Shares of the Fund commenced operations on January 31, 2025. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information will be mailed or made available to shareholders semi-annually. Updated performance information and daily net asset value per share (NAV) is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception on October 16, 2024.
Performance One Year or Less [Text]	The Advisor Class Shares of the Fund commenced operations on January 31, 2025. The performance table compares the performance of the Fund’s Investor Class shares and Advisor Class shares overtime to the performance of a broad-based market index.
Bar Chart [Heading]	Quantified Eckhardt Managed Futures Strategy Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	(2.70)%	September 30, 2025
Worst Quarter	(6.90)%	June 30, 2025
The Fund’s Investor Class year-to-date return as of September 30, 2026 was (4.06)%.
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	(4.06%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	(2.70%)
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.90%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Performance TableAverage Annual Total Returns(For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Quantified Eckhardt Managed Futures Strategy Fund	One Year	Since Inception(1)
Investor Class Shares Return before taxes	(16.57)%	(13.14)%
Investor Class Shares Return after taxes on distributions(2)	(17.47)%	(13.98)%
Investor Class Shares Return after taxes on distributions and sale of Fund shares(2)	(9.54)%	(10.18)%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	15.48%

(1)	The Fund’s Investor Class Shares commenced operations on October 16, 2024. The Fund’s Advisor Class Shares commenced operations on January 31, 2025.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-855-64-QUANT (1-855-647-8268)